SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE	6 Months Ended
Oct. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE [Text Block]

13. SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At October 31, 2023 and April 30, 2023, the Company has one reportable segment, being antibody production and related services.

The Company's revenues are allocated to geographic regions for the three and six months ended October 31, 2023 and 2022 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2023 $	2022 $	2023 $	2022 $
United States of America	3,206	2,043	5,639	3,936
Europe	2,401	2,788	5,366	4,927
Canada	118	131	244	397
Australia	65	0	148	0
Other	360	222	440	613
	6,150	5,184	11,837	9,873

The Company's revenues are allocated according to revenue types for the three and six months ended October 31, 2023 and 2022 as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2023 $	2022 $	2023 $	2022 $
Project revenue	5,518	4,729	10,734	9,063
Product sales revenue	577	395	976	691
Cryostorage revenue	55	60	127	119
	6,150	5,184	11,837	9,873

The Company's non-current assets are allocated to geographic regions as of October 31, 2023 and April 30, 2023 as follows:

	October 31, 2023 $	April 30, 2023 $
North America - Corporate	86	89
North America	3,313	1,025
Belgium	38,637	40,406
Netherlands	18,166	19,501
	60,202	61,021

Geographic segmentation of the Company's net income (loss) for the three and six months ended October 31, 2023 and 2022 is as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2023 $	2022 $	2023 $	2022 $
North America - Corporate	(1,141)	(1,744)	(2,687)	(3,880)
North America	(15)	(4,473)	(715)	(11,181)
Belgium	(1,372)	(1,081)	(2,341)	(2,009)
Netherlands	(94)	(53)	(450)	338
	(2,622)	(7,351)	(6,193)	(16,732)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and six months ended October 31, 2023 and 2022 is as follows:

	Three months ended October 31,		Six months ended October 31,
Interest and accretion (in thousands)	2023 $	2022 $	2023 $	2022 $
North America - Corporate	(16)	(2)	(10)	15
North America	48	3	80	11
Belgium	34	4	37	9
Netherlands	120	40	238	58
	186	45	345	93

	Three months ended October 31,		Six months ended October 31,
Amortization and depreciation (in thousands)	2023 $	2022 $	2023 $	2022 $
North America - Corporate	3	4	6	7
North America	145	188	302	368
Belgium	604	505	1,209	1,163
Netherlands	601	767	1,330	1,476
	1,353	1,464	2,847	3,014